Other Comprehensive Income (Loss) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ (543,242)	$ (60,518)	$ (6,525)
Statement [Line Items]
Balance	(550,587)		(482,719)
Net current period other comprehensive income	(543,242)	(60,518)	(6,525)
Balance	(1,087,743)	(550,587)
OtherComprehensiveIncomeRollforward [Member]
Statement [Line Items]
Balance	(549,762)	(489,244)
Other comprehensive income before reclassifications	(574,777)	(94,267)	(31,649)
Amounts reclassified from Accumulated Other comprehensive income	(31,535)	(33,749)	(25,124)
Net current period other comprehensive income	(543,242)	(60,518)	(6,525)
Balance	(1,093,004)	(549,762)	(489,244)
Total FMC-AG and Co. KGaA [Member]
Statement [Line Items]
Balance				(485,767)
Balance				(485,767)
Total FMC-AG and Co. KGaA [Member] | OtherComprehensiveIncomeRollforward [Member]
Statement [Line Items]
Balance	(550,587)	(492,113)
Other comprehensive income before reclassifications	(568,691)	(92,223)	(31,470)
Amounts reclassified from Accumulated Other comprehensive income	(31,535)	(33,749)	(25,124)
Net current period other comprehensive income	(537,156)	(58,474)	(6,346)
Balance	(1,087,743)	(550,587)	(492,113)
Accumulated net gain loss from designated or qualifying cash flow hedges (member)
Statement [Line Items]
Balance				(136,221)
Balance				(136,221)
Accumulated net gain loss from designated or qualifying cash flow hedges (member) | OtherComprehensiveIncomeRollforward [Member]
Statement [Line Items]
Balance	(121,856)	(138,341)
Other comprehensive income before reclassifications	(2,156)	(1,571)	(16,099)
Amounts reclassified from Accumulated Other comprehensive income	(20,735)	(18,056)	(13,979)
Net current period other comprehensive income	18,579	16,485	(2,120)
Balance	(103,277)	(121,856)	(138,341)
AccumulatedDefinedBenefitPlansAdjustmentMember
Statement [Line Items]
Balance				(111,215)
Balance				(111,215)
AccumulatedDefinedBenefitPlansAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Statement [Line Items]
Balance	(141,987)	(179,423)
Other comprehensive income before reclassifications	(150,832)	21,743	(79,353)
Amounts reclassified from Accumulated Other comprehensive income	(10,800)	(15,693)	(11,145)
Net current period other comprehensive income	(140,032)	37,436	(68,208)
Balance	(282,019)	(141,987)	(179,423)
AccumulatedTranslationAdjustmentMember
Statement [Line Items]
Balance				(238,331)
Balance				(238,331)
AccumulatedTranslationAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Statement [Line Items]
Balance	(286,744)	(174,349)
Other comprehensive income before reclassifications	(415,703)	(112,395)	63,982
Net current period other comprehensive income	(415,703)	(112,395)	63,982
Balance	(702,447)	(286,744)	(174,349)
Noncontrolling interests not subject to put provisions [Member]
Statement [Line Items]
Balance				3,048
Balance				3,048
Noncontrolling interests not subject to put provisions [Member] | OtherComprehensiveIncomeRollforward [Member]
Statement [Line Items]
Balance	825	2,869
Other comprehensive income before reclassifications	(6,086)	(2,044)	(179)
Net current period other comprehensive income	(6,086)	(2,044)	(179)
Balance	$ (5,261)	$ 825	$ 2,869